SHARE-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION

15.	SHARE-BASED COMPENSATION

On October 7, 2009, the Board of Directors authorized the establishment of the 2009 Omnibus Equity Compensation Plan (the “2009 Plan”). The 2009 plan was designed for the benefit of the directors, executives and key employees of the Company (i) to attract and retain for the Company personnel of exceptional ability; (ii) to motivate such personnel through added incentives to make a maximum contribution to greater profitability; (iii) to develop and maintain a highly competent management team; and (iv) to be competitive with other companies with respect to executive compensation. Awards under the 2009 Plan may be made to participants in the form of (i) Incentive Stock Options; (ii) Nonqualified Stock Options; (iii) Stock Appreciation Rights; (iv) Restricted Stock; (v) Deferred Stock; (vi) Stock Awards; (vii) Performance Shares; (viii) Other Share-Based Awards; and (ix) other forms of equity-based compensation as may be provided and are permissible under the 2009 Plan and the law. The 2009 plan was amended in November 2018 to allow for the granting of Class B common stock options and to adjust the shares available for grant under the 2009 Plan. The number of shares reserved under this plan was 1,230,196 shares of common stock and 15,884 shares of Class B common stock at December 31, 2020.

Share-based compensation is recognized as an expense on a straight-line basis over the requisite service period, which is generally the vesting period. Employee stock options granted under the plan generally vest ratably over a four-year period and expire on the tenth anniversary of their issuance. Restricted stock is common stock that is subject to a risk of forfeiture or other restrictions that will lapse upon satisfaction of specified performance conditions and/or the passage of time. Awards of restricted stock that vest only by the passage of time will generally vest ratably over four years from the date of grant.

Under the 2009 Plan, the Compensation Committee of the Board of Directors was authorized to establish the terms of stock options. Under the 2009 Plan, the exercise price of each option may not be less than 100% of the fair market value of the Company’s common stock on the date of the grant. There were 156,082 and 194,905 options granted to employees under the 2009 plan in 2020 and 2019, respectively.

Under the 2009 plan described above, the Company may grant non-qualified common stock options to directors under various discrete option agreements. There were 22,046 and 23,577 non-qualified options granted to directors during 2020 and 2019, respectively.

In connection with the Mimosa acquisition in 2018, the Company granted options to acquire 15,884 shares of Class B common stock to replace options held by Mimosa employees upon closing of the transaction. These options have a 1-year vesting period and contractual life of 10 years.

The following table sets forth the activity for all common stock options:

	Number of Shares	Weighted Average Exercise Price

Outstanding, January 1, 2019	693,307	$18.29
Granted	218,482	31.26
Forfeited	(23,168)	23.33
Outstanding, December 31, 2019	888,621	$21.35
Granted	178,128	22.86
Exercised(a)	(275)	5.60
Forfeited	(107,692)	10.30
Outstanding, December 31, 2020	958,782	$22.88
Exercisable, December 31, 2020(b)	581,233	$20.21

(a)	The aggregate intrinsic value of stock options exercised during the year ended December 31, 2020 was $6.9 thousand.

(b)	The aggregate intrinsic value of all vested/exercisable options outstanding as of December 31, 2020 was $10.5 million.

The following table sets forth common stock options outstanding at December 31, 2020:

	Outstanding Options			Options Exercisable
Exercise Price Ranges	Number of Outstanding Options	Weighted Average Exercise Price	Remaining Contractual Life in Years	Number of Exercisable Options	Weighted Average Exercise Price

$4.01 – $14.61	226,098	$12.96	3.85	226,098	$12.96
$15.32 – $16.24	65,873	$15.40	4.65	65,873	$15.40
$19.37	108,343	$19.37	6.32	99,314	$19.37
$22.86	175,542	$22.86	9.13	—	$—
$29.85	66,469	$29.85	7.35	43,283	$29.85
$31.26	316,457	$31.26	8.09	146,665	$31.26
	958,782	$22.88	6.79	581,233	$20.21

As of December 31, 2020, the weighted average remaining contractual life of options exercisable was 5.67 years. Because the Company maintained a full valuation allowance on its U.S. deferred tax assets, it did not recognize any tax benefit related to share-based compensation expense for the year ended December 31, 2020. As of December 31, 2020, there was $4.5 million of unrecognized compensation expense related to stock options to be recognized over a weighted average period of 2.52 years and $1.1 million of unrecognized compensation expense related to restricted stock awards to be recognized over a weighted average period of 7.58 years.

The following table summarizes the number of authorized, unissued shares of common stock, under all employee stock plans, to be issued upon exercise as of December 31, 2020:

Number of Shares
Total options available to be granted	287,298
Total options outstanding	958,782
Total common stock reserved for future issuance under employee stock plans	1,246,080

The following table summarizes share-based compensation expense for the years ended December 31, 2020, 2019 and 2018 (in thousands):

	2020	2019	2018
Research and development	$854	$759	$211
Sales and marketing	561	374	208
General and administrative	1,172	697	414
Cost of sales	56	49	38
Total share-based compensation	$2,643	$1,879	$871

To calculate share-based compensation, the Black-Scholes option pricing model was used. The determination of fair value of share-based awards on the date of grant using the Black-Scholes option pricing model is affected by the fair value of the Company’s stock, as well as assumptions regarding a number of subjective variables. These variables include, but are not limited to, the expected stock price volatility over the term of the awards, and actual and projected employee stock option exercise behaviors.

The total fair value of shares vested during 2020 and 2019 was $0.2 million and $0.1 million, respectively.

The weighted average grant date fair value of options to purchase common stock granted during 2020 was $12.78. The weighted average grant date fair value of options to purchase common stock granted during 2019 was $16.53. There were no options granted to purchase Class B common stock during 2019 or 2020. The fair value of each option award was estimated on the date of grant using the Black-Scholes option pricing model, using the following weighted average assumptions for 2020, 2019 and 2018:

	Years ended December 31,
	2020	2019	2018

Risk-free interest rate	0.55%	1.96%	2.75%
Expected average years until exercised	5	5	5
Expected dividend yield	—	—	—
Expected volatility	68.00%	61.00%	61.00%

Since the Company has limited historical basis for determining its own volatility, the expected volatility assumption was based on the average historical volatility of a representative peer group, which includes the consideration of the peer company’s industry, market capitalization, state of life cycle, and capital structure.

The risk-free interest rate assumption is based upon observed interest rates appropriate for the term of the Company’s stock options. The expected term of options is estimated based on the Company’s prior five years of historical data regarding expired, forfeited or is applicable, exercise behavior. The dividend yield assumption is based on the Company’s history and expectation of no dividend payouts.

As share-based compensation expense recognized in the consolidated statements of operations is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. Forfeitures were estimated based on the Company’s historical experience.

Airspan [Member]
SHARE-BASED COMPENSATION

13.	SHARE-BASED COMPENSATION

The following table sets forth the activity for all common stock options:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, December 31, 2020	958,782	$22.88	6.79
Granted(a)	77,256	36.30	-
Exercised	(2,200)	(31.26)	-
Forfeited	(15,713)	(20.67)	-
Outstanding, June 30, 2021(b)	1,018,125	$23.91	6.52
Exercisable, June 30, 2021(c)	680,409	$21.17	5.62

(a)	The weighted average grant-date fair value of options granted during the six months ending June 30, 2021 was $24.27 per share.

(b)	The aggregate intrinsic value of all options outstanding as of June 30, 2021 was $14.3 million.

(c)	The aggregate intrinsic value of all vested/exercisable options as of June 30, 2021 was $11.5 million.

Because the Company maintained a full valuation allowance on its U.S. deferred tax assets, it did not recognize any tax benefit related to share-based compensation expense for the three and six months ended June 30, 2021 and 2020. As of June 30, 2021, there was $4.8 million of unrecognized compensation expense related to stock options to be recognized over a weighted average period of 2.42 years and $1.1 million of unrecognized compensation expense related to restricted stock awards to be recognized over a weighted average period of 7.39 years.

The following table summarizes the number of authorized, unissued shares of common stock, under all employee stock plans, to be issued upon exercise as of June 30, 2021:

Plans	Number of Shares
Total options available to be granted	221,323
Total options outstanding	1,018,125
Total common stock reserved for future issuance under employee stock plans	1,239,448

The following table summarizes share-based compensation expense for the three and six months ended June 30, 2021 and 2020 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Research and development	$254	$200	$468	$399
Sales and marketing	196	104	336	206
General and administrative	363	179	656	358
Cost of sales	14	12	28	24
Total share-based compensation	$827	$495	$1,488	$987